Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan uses various valuation approaches in determining the fair value of investments within a hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the investment based on market data obtained from independent sources. Unobservable inputs are inputs that reflect assumptions about the inputs that market participants would use in pricing the investment and are developed based on the best information available in the circumstances.
The fair value hierarchy is divided into three levels based on the source of inputs as follows:
Level 1 – Valuations based on unadjusted quoted prices in active markets for identical investments that the Plan has the ability to access
Level 2 – Valuations for which all significant inputs are observable, either directly or indirectly, other than Level 1 inputs
Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement
The availability of observable inputs can vary among the various types of investments. To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used for measuring fair value may fall into different levels of the fair value hierarchy. In such cases, for financial statement disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is categorized is based on the lowest level of input used that is significant to the overall fair value measurement.
The following fair value hierarchy tables present information about each major class/category of the Plan’s investments measured at fair value:

	Fair value measurements at December 31, 2025, using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Amgen stock	$126,196,526	$—	$—	$126,196,526
Cash and cash equivalents	339,411	—	—	339,411
Collective trust funds	—	722,136,732	—	722,136,732
Common and preferred stocks	8,175,678	—	—	8,175,678
Mutual funds	27,612,784	—	—	27,612,784
Self-directed brokerage accounts	26,713,652	—	—	26,713,652
Total investments at fair value	$189,038,051	$722,136,732	$—	$911,174,783

	Fair value measurements at December 31, 2024, using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Amgen stock	$100,973,506	$—	$—	$100,973,506
Cash and cash equivalents	43,702	—	—	43,702
Collective trust funds	—	577,297,941	—	577,297,941
Common and preferred stocks	47,870,415	—	—	47,870,415
Mutual funds	16,198,902	—	—	16,198,902
Self-directed brokerage accounts	19,625,736	—	—	19,625,736
Total investments at fair value	$184,712,261	$577,297,941	$—	$762,010,202
The fair values of substantially all common stocks (including Amgen stock), preferred stocks, mutual funds and underlying investments of self-directed brokerage accounts are valued using quoted market prices in active markets with no valuation adjustment.
Collective trust funds represent interests in pooled investment vehicles designed typically for collective investment of employee benefit trusts. The fair values of these investments are determined by reference to the net asset value per unit provided by the fund managers as the basis for current transactions.